Provisions - Summary of Jubilee Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current	€ 248	€ 364
Non-current	133	207
Total	381	571
Jubilee Provisions [Member]
Disclosure of other provisions [line items]
Non-current	73	78
Total	73	78
Restructuring provision [member]
Disclosure of other provisions [line items]
Current	248	364	€ 0
Non-current	0	59	0
Total	248	423	€ 0
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Non-current	60	70
Total	€ 60	€ 70